Net Loss Per Share Attributable to Common Shareholders	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Shareholders
Note 6. Net Loss Per Share Attributable to Common Stockholders
Series Seed Preferred Stock, Series A Preferred Stock, and common stock are participating securities in the calculation of loss per share as they participate in undistributed earnings on an as-if-converted
basis. Basic and diluted earnings per share was the same for each period presented as the inclusion of all potential common stock outstanding would have been anti-dilutive.
The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net loss	$(11,405)	$(12,461)	$(30,995)	$(26,441)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders	—	(403)	—	(1,185)

Net loss attributable to common stockholders, basic and diluted	$(11,405)	$(12,864)	$(30,995)	$(27,626)
Weighted-average common stock outstanding	23,739,731	11,094,247	23,667,335	11,117,054

Less: weighted-average shares of common stock subject to vesting	(46,577)	(341,457)	(134,045)	(393,962)

Weighted-average shares of common stock outstanding used in the calculation of basic and diluted net loss per share attributable to shareholders	23,693,154	10,752,790	23,533,290	10,723,091

Loss per share attributable to common shareholders, basic and diluted	$(0.48)	$(1.20)	$(1.32)	$(2.58)

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
SAFE agreements	—	4,080,482	—	4,080,482
Options to purchase common stock	3,932,550	902,775	3,932,550	227,125

	3,932,550	4,983,257	3,932,550	4,307,607

14.	Net Loss Per Share Attributable to Common Stockholders
Series Seed Preferred Stock, Series A Preferred Stock, and common stock are participating securities in the calculation of loss per share as they participate in undistributed earnings on an as-if-converted
basis. Basic and diluted earnings per share was the same for each period presented as the inclusion of all potential common stock outstanding would have been anti-dilutive.
The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Year Ended December 31,
	2021	2020
Net Loss	$(40,335)	$(6,387)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders	—	(1,507)

Net loss attributable to common stockholders, basic and diluted	(40,335)	(7,894)
Weighted-average shares of common stock outstanding	13,351,866	10,155,122
Less: weighted-average shares of common stock subject to vesting	(369,394)	(205,747)

Weighted-average shares of common stock outstanding used in the calculation of basic and diluted net loss per share attributable to shareholders	12,982,472	9,949,376
Loss per share attributable to common shareholders, basic and diluted	$(3.11)	$(0.79)

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding, as they would be antidilutive:

	For the Year Ended
	2021	2020
SAFE agreements	—	1,590,482
Stock Options	1,476,475	204,303

	1,476,475	1,794,785